RELATED PARTY TRANSACTIONS (Schedule of Equity Transaction with Related Party) (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014
Parent Company [Member]
Related Party Transaction [Line Items]
Amount of cash consideration				$ 2,766
Dingsheng Ruizhi [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold				20.00%
Dingsheng Ruizhi [Member] | Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film") [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold						20.00%
Remaining percentage of economic ownership						80.00%
Beijing Dayun Culture Communication Co. Ltd. [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold			20.00%	20.00%
Beijing Dayun Culture Communication Co. Ltd. [Member] | Beijing AirMedia Film & TV Culture Co., Ltd. ("AM Film") [Member]
Related Party Transaction [Line Items]
Amount of cash consideration	[1]			$ 2,766
Beijing Dayun Culture Communication Co. Ltd. [Member] | AM Lianhe [Member]
Related Party Transaction [Line Items]
Percentage of economic ownership to be sold		20.00%
Amount of cash consideration		$ 2,766
Remaining percentage of economic ownership		80.00%

[1]	In August 2014, the Group sold 20% equity interest in AirMedia Lianhe, a wholly-owned subsidiary, to Dayun Culture, with a consideration of $2,766.